Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Cost

The components of lease cost for the three months ended March 31, 2022 were as follows (in thousands):

Three Months Ended March 31,
2022
Operating lease cost	$3,505
Variable lease cost	723
Short-term lease cost	1,554
Total lease cost	$5,782

Supplemental cash flow information related to operating leases for the three months ended March 31, 2022 was as follows (in thousands):

Three Months Ended March 31,
2022
Cash paid for operating lease liabilities	$3,505
Lease liabilities exchanged for right-of-use assets	$883

Assets and Liabilities, Lessee

Amounts recognized in the condensed consolidated balance sheet related to operating leases as of March 31, 2022 were as follows (in thousands):

As of March 31,
2022
Assets
Other long-term assets	$32,929

Liabilities
Accrued expenses and other current liabilities	$10,417
Other long-term liabilities	24,180
Total lease liabilities	$34,597

Other information related to operating leases as of March 31, 2022 was as follows:

As of March 31,
2022
Weighted-average remaining lease term (in years)	4.9
Weighted-average discount rate	5.6%

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of March 31, 2022 were as follows (in thousands):

As of March 31,
2022
Remainder of 2022	$9,797
2023	8,352
2024	6,039
2025	4,959
2026	3,644
Thereafter	7,051
Total lease payments	39,842
Less: Interest	(5,245)
Total lease liabilities	$34,597

Schedule of Future Minimum Lease Payments

As of December 31, 2021, future minimum lease payments for non-cancelable operating leases with an initial or remaining term greater than one year were as follows (in thousands):

As of December 31,
2021
2022	$13,820
2023	8,221
2024	5,916
2025	4,936
2026	3,770
Thereafter	7,285
Total future minimum obligations	$43,948

Future minimum lease payments to be made by the Company for non-cancelable operating leases with an initial or remaining term greater than one year as of December 31, 2021 consisted of the following (in thousands):

Operating Leases
2022	$13,820
2023	8,221
2024	5,916
2025	4,936
2026	3,770
Thereafter	7,285
Total future minimum obligations	$43,948